EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2017
EXPENSES BY NATURE
Schedule of expenses classified by nature

	2017	2016	2015
Depreciation and amortization	(2,092,551)	(2,535,955)	(2,607,909)
Labor expenses	(5,514,721)	(6,508,834)	(7,018,129)
Raw material and consumption material	(23,423,950)	(22,863,693)	(27,126,417)
Freight	(2,281,773)	(2,279,459)	(2,538,071)
Impairment of assets	(1,114,807)	(2,917,911)	(4,996,240)
Gains and losses on assets held for sale and sales of interest in subsidiaries and associate company	(721,682)	(58,223)	—
Reversal of contingent liabilities, net	929,711	—	—
Other expenses/income, net	(1,563,177)	(2,111,181)	(2,485,485)

	(35,782,950)	(39,275,256)	(46,772,251)

Classified as:
Cost of sales	(33,312,995)	(34,187,941)	(39,290,526)
Selling expenses	(524,965)	(710,766)	(785,002)
General and administrative expenses	(1,129,943)	(1,528,262)	(1,797,483)
Other operating income	260,618	242,077	213,431
Other operating expenses	(168,887)	(114,230)	(116,431)
Impairment of assets	(1,114,807)	(2,917,911)	(4,996,240)
Gains and losses on assets held for sale and sales of interest in subsidiaries and associate company	(721,682)	(58,223)	—
Reversal of contingent liabilities, net	929,711	—	—

	(35,782,950)	(39,275,256)	(46,772,251)